Immediate Holding Company Balances (Tables)	12 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Directors' Remuneration

The Directors’ remuneration for the financial years ended June 30, 2023 and 2022 as follow:

	June 30, 2023	June 30, 2022
Andrew Khine	$—	$68,242
Shusuke Oguro	—	76,222
Hiroshi Ilzuka	—	41,857
Teo Lai Wah, Timothy	33,002	27,580
Goh Chao Kuang	49,693	—
Hilda Sin Mei Fong	58,125	—
Total	$140,820	$213,901

Schedule of Amounts Due to Immediate Holding Company

The transactions amount due to an immediate holding company are as of the following:

	June 30, 2023	June 30, 2022
Beginning of the year July 1	$974,632	$1,531,488
Advances for operation and administration expenses	2,079,901	873,066
Expenses paid on behalf of Company	1,308,112	117,882
Ordinary shares issued for conversion of debt	(790,287)	(1,547,804)
Year ended June 30	$3,572,358	$974,632